STOCK COMPENSATION	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
STOCK COMPENSATION

NOTE 9 – STOCK COMPENSATION

On August 15, 2022, our Board of Directors (the “Board”) and our stockholders approved our 2022 Equity Incentive Plan (the “2022 Plan”). The 2022 Plan governs equity awards to our employees, directors, officers, consultants and other eligible participants. Initially, the maximum number of shares of our Common Stock that may be subject to awards under the 2022 Plan is 218,647. The maximum number of shares that are subject to awards under the 2022 Plan is subject to an annual increase equal to the lesser of (i) 50,000 shares of our Common Stock; (ii) a number of shares of our Common Stock equal to 4% of the prior year’s maximum number or (iii) such number of shares of our Common Stock as determined by the 2022 Plan administrator.

On April 12, 2024, the Board unanimously authorized and approved an amendment (“Plan Amendment”) to MGO’s 2022 Equity Incentive Plan (the “2022 Plan”) to increase the number of shares of the Company’s common stock, par value $0.00001 per share, (“Common Stock”) reserved for issuance under the 2022 Plan by an additional 182,451 shares of Common Stock. Such an increase resulted in a total of 451,188 shares of Common Stock being reserved under the 2022 Plan, of which 205,071 will be available for future awards. On April 17, 2024 (the “Record Date”), a majority of our stockholders consented to the Plan Amendment. In accordance with Rule 14c-2 of the Exchange Act, corporate actions described above will be effective no earlier than twenty (20) days after a Schedule 14C Information Statement has been mailed to our stockholders, which was mailed on April 29, 2024.

The types of awards permitted under the 2022 Plan include nonqualified stock options, qualified stock options, stock appreciation rights, restricted stock, restricted stock units, performance shares, performance units and other awards. Each option shall be exercisable at such times and subject to such terms and conditions as the Board may specify.

Equity awards are generally granted with an exercise price equal to the market price of the Company’s ordinary shares at the date of grant; those options have ten-year contractual terms and vest according to the vesting plan as designated by management, generally between immediate vesting to three-year continued service term. Certain equity awards provide for accelerated vesting if there is a change in control, as defined in the plans.

The fair value of each option award is estimated on the date of grant using a Black Scholes option-pricing model. The Company uses historical option exercise and termination data to estimate the term the options are expected to be outstanding. The risk-free rate is based on the U.S. Treasury yield curve in effect at the time of grant. The expected dividend yield is calculated using historical dividend amounts and the stock price at the option issue date. The expected volatility is determined using the volatility of peer companies.

Stock Options

On August 1, 2023, MGO issued a total of 135,500 stock options of the Company’s Common Stock to certain directors and consultants of the Company at an exercise price of $50.00 per share and a vesting period which commenced on August 1, 2023. The remaining weighted average contractual life as of December 31, 2023 is 4.04 years.

The following is a summary of stock option activity for the year ended December 31, 2023:

	Number of Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding, December 31, 2022	-	$-	-	$-
Granted	135,500	50.00	5.00	-
Forfeited	(21,500)	-	-	-
Exercised	-	-	-	-
Outstanding, December 31, 2023	114,000	$50.00	4.04	$-
Exercisable, December 31, 2023	74,000	$50.00	4.04	$-

The Company estimated the fair value of the stock-based compensation using the Black Scholes Model with the following assumption inputs:

Expected life of the options	4.35-5.0
Fair value of Common Stock on grant date	$9.80 - $10.70
Expected volatility	95%
Expected dividend rate	0%
Risk-free interest rate	4.24% - 4.41%

For the years ended December 31, 2023 and 2022, the Company’s stock option compensation expense amounted to $867,110 and $0, respectively. The total unrecognized compensation cost related to stock options as of December 31, 2023 was $251,256.

Restricted Stock Units (“RSUs”)

For the year ended December 31, 2023, the Company’s compensation committee recommended to the Board of Directors and the Board approved the granting of certain RSUs to members of the senior leadership team.

The following is a summary of RSU activity for the year ended December 31, 2023:

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding as of December 31, 2022	-	$-
Granted	50,604	1.41
Cancelled	(7,973)	-
Vested	(2,458)	-
Outstanding as of December 31, 2023	40,172	$1.41

The aggregate fair value of RSU awards was $630,864 and valued at the closing price of the Company’s Common Stock on the date of grant. The Company recognized $359,311 stock compensation expense related to RSU awards for the year ended December 31, 2023. The total unrecognized compensation cost related to unvested RSUs as of December 31, 2023 was $166,111.